Related party transactions (Detail Textuals) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Related Party Transaction [Line Items]
Director fees paid in advance	$ 7,360	$ 7,232
Chief Executive Officer
Related Party Transaction [Line Items]
Accounts receivable from the chief executive officer	$ 47,097	$ 43,589